Business and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business and Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited interim consolidated financial statements of NAC Global and NAC (collectively, the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by US GAAP for complete financial statements and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s Form 8-K (the “Form 8-K”) filed with the Securities and Exchange Commission on May 15, 2014, as amended. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for future quarters or for the full year. Notes to the financial statements which substantially duplicate the disclosure contained in the audited financial statements for fiscal 2013 as reported in the Form 8-K have been omitted.

Basis of Presentation The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.
Principles of consolidation
Principles of consolidation

The consolidated financial statements include the accounts of NAC Global and its wholly-owned subsidiary, NAC. All intercompany accounts and transactions are eliminated in consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Cash and cash equivalents		Cash and cash equivalents For purposes of the statements of cash flows, cash equivalents include all highly liquid investments with original maturities of three months or less.
Revenue recognition

Revenue recognition

All revenue is recognized when persuasive evidence of an arrangement exists, the service or sale is complete, the price is fixed or determinable and collectability is reasonably assured. Revenue from product sales is recognized when products are shipped to customers.    The Company’s revenues include sales to customers domiciled outside of the United States. Generally, these sales are denominated in U.S. dollars.

Deferred revenue arises from amounts received in advance of the culmination of the earnings process and is recognized as revenue in future periods when the applicable revenue recognition criteria have been met.

All amounts billed to customers for shipping and handling costs are included in revenues in the statements of operations.

Accounts receivable

Accounts receivable

Accounts receivable arise from the sale of products on trade credit terms and are stated net of an allowance for doubtful accounts.  The Company performs ongoing credit evaluations of its customers which may result in the requirement of a deposit before fulfillment of the terms of the sales orders.  Accounts are generally considered past due after 30 days.  Past due receivables do not accrue interest. An allowance for doubtful accounts is provided for those accounts receivables considered to be uncollectable based on historical experience and management’s evaluation of outstanding receivable amounts at the end of the period.   The Company has determined that no allowance for doubtful accounts is required as of December 31, 2013 and 2012.

Inventory

Inventory

Inventory consists primarily of purchased finished goods and packaging materials.  Inventory costs are determined using the average method and are carried at the lower of cost or net realizable value.  Inventory is reviewed periodically for slow-moving and obsolete items.

Deferred offering costs

Deferred offering costs

Deferred offering costs at December 31, 2013 and 2012 include costs incurred from third parties in connection with the Company’s planned equity offering.   Such costs will be offset against future proceeds from the sale of shares of common stock arising from such equity offering.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation.  Depreciation is calculated on the straight-line method over the estimated useful lives of the assets of 2 years. Maintenance and repairs are charged to expense as incurred. Depreciation expense was $0 and $4,820 for the years ended December 31, 2013 and 2012, respectively.

Intangible asset

Intangible asset

Intangible asset represent legal costs and fees incurred by the Company in connection with its application process for several patents in which final acceptance is pending.  Such costs are capitalized until approval of the patents are secured and will be amortized over the patents’ estimated useful lives.

Long-lived assets

Long-lived assets

The Company reviews its long-lived assets for impairment whenever events or circumstances indicate that carrying amounts may not be recoverable. When such events or changes in circumstances occur, the Company recognizes an impairment loss if the undiscounted future cash flows expected to be generated by the asset is less than the carrying value of the related asset. In those circumstances an impairment loss is recorded to adjust the asset to its fair value. Management has determined that no impairment exists as of December 31, 2013 and 2012.

Advertising costs		Advertising costs Advertising costs are expensed as incurred. Advertising expense was $0 and $1,242 for the years ended December 31, 2013 and 2012, respectively.
Warranty costs

Warranty costs

Provisions for estimated warranty and other related costs are recorded in cost of sales at the time of sale and are periodically adjusted to reflect actual experience. The amount of warranty liability accrued reflects management’s best estimate of the expected future cost of honoring Company obligations under the warranty plan. The Company’s estimates are based on historical experience. At December 31, 2013 and 2012 there was no warranty liability accrued.

Research and development costs		Research and development costs Research and development costs are charged to expense as incurred.
Stock-Based Compensation

Stock-Based Compensation

The Company accounts for share-based awards issued to employees in accordance with FASB ASC 718. Accordingly, employee share-based payment compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain.

The Company follows the provisions of uncertain tax positions as addressed in FASB Accounting Standards Codification (FASB ASC) 740-10-65.  These standards require management to perform evaluation of all income tax positions taken or expected to be taken in the course of preparing the Company’s income tax returns to determine whether the income tax positions meet a “more likely than not” standard of being sustained under examination by the applicable taxing authorities.  This evaluation is required to be performed to all open tax years, as defined by the various statutes of limitations, for federal and state purposes.

The Company is required to file federal and state income tax returns.  With limited exceptions, NAC is no longer subject to U.S. federal income tax and state income tax examinations for years before 2008.

Management has performed its evaluation of all other income tax positions taken on all open income tax returns and has determined that there were no positions taken that do not meet the “more likely than not” standard.  Accordingly, there are no provisions for income taxes, penalties or interest receivable or payable relating to uncertain income tax provisions in the accompanying financial statements.

From time to time, NAC may be subject to interest and penalties assessed by various taxing authorities. These amounts have historically been insignificant and are classified as income taxes when they occur.

Concentration of risks

Concentration of risks

The Company maintains its cash primarily in one financial institution. The balance, at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk to cash.

Two customers accounted for approximately 44% and 13% respectively of the Company’s revenues for the nine months ended September 30, 2014. Two customers accounted for approximately 34% and 19% of the Company’s revenues for the nine months ended September 30, 2013. In addition, these customers accounted for 41% and 35% of the Company’s accounts receivable balance at September 30, 2014 and 2013, respectively.

Nine Months Ended September 30, 2014	Customer	Customer Sales	% of Total Revenue	Accounts Receivable (AR)	% of AR
	1	$169,776	44%	$15,228	17%
	2	$49,608	13%	$21,528	24%
		$219,384	57%	$36,756	41%

Nine Months Ended September 30, 2013	Customer	Customer Sales	% of Total Revenue	Accounts Receivable (AR)	% of AR
	1	$191,250	34%	0	0%
	2	$107,568	19%	$33,048	35%
		$298,818	53%	$33,048	35%

The Company sells to both domestic and international customers. For the nine months ended September 30, 2014 and 2013, revenues generated through transactions with international customers amounted to approximately 10% (5 % Mexico, 4% India, 1% other) and 36% (34% Hong Kong, 2% other), respectively, of the Company’s total revenues.

NAC currently purchases all of its drive components from one supplier. The loss of this supplier could cause delays and a possible loss of sales which would affect operating results adversely.

Concentration of risks

The Company maintains its cash primarily in one financial institution.  The balance, at times may exceed federally insured limits.  The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk to cash.

Approximately 49% and 16.5% of the Company’s revenues for the years ended December 31, 2013 and 2012, respectively, were generated through transactions with its top customers. In addition, these top 4 customers accounted for 16.9% and 21.3% of the Company’s accounts receivable balance at December 31, 2013 and 2012, respectively.

2013 YTD	Position	Customer Sales	% of Total Revenue	Accounts Receivable(AR)	% of AR
	1	$147,420	21.3%	$15,876	16.9%
	2	191,223	27.7%	-	0.0%
		$338,643	49.0%	$15,876	16.9%

2012 YTD	Position	Customer Sales	% of Total Revenue	Accounts Receivable (AR)	% of AR
	1	$103,356	$16.5%	$19,764	$21.3%

The Company sells to both domestic and international customers. For the years ended December 31, 2013 and 2012, revenues generated through transactions with international customers amounted to approximately 30% (27.7 % Hong Kong, 2.3% other) and 12% respectively, of the Company’s total revenues.

NAC currently purchases all of its drive components from one supplier. The loss of this supplier could cause delays and a possible loss of sales which would affect operating results adversely.

Fair value measurements

Fair value measurements

The carrying amounts reported in the consolidated balance sheets for accounts receivable and payables, inventory and debt are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and, if applicable, the stated rate of interest is equivalent to rates currently available.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Company utilizes a three-level valuation hierarchy for disclosures of fair value measurements, defined as follows:

Level 1: inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2: inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3: inputs to the valuation methodology are unobservable and significant to the fair value.

The following table presents the derivative financial instruments, the Company’s only financial liabilities measured and recorded at fair value on the Company’s consolidated balance sheets on a recurring basis, and their level within the fair value hierarchy as of September 30, 2014.

	Amount	Level 1	Level 2	Level 3
Embedded conversion derivative liability	$1,205,176	$-	$-	$1,205,176

The following table provides a summary of the changes in fair value, including net transfers in and/or out, of the derivative financial instruments, measured at fair value on a recurring basis using significant unobservable inputs:

Balance at December 31, 2013	$-
Fair value of embedded conversion derivative liability at issuance	341,897
Unrealized derivative loss included in other expense	863,279
Balance at September 30, 2014	$1,205,176

The fair value of the derivative liability is calculated at the time of issuance and the Company records a derivative liability for the calculated value. The derivative liability is marked to market at each reporting period and changes in the fair value of the derivative liability are recorded in other income (expense) in the consolidated statements of operations.

The following are the assumptions used for derivative instruments valued using the Black-Scholes option pricing model:

	At issuance	At September 30, 2014
Market value of stock on measurement date	$0.55	$1.20
Risk-free interest rate	0.11%	0.03%
Dividend yield	0%	0%
Volatility factor	64%	188%
Term	1 year	0.58 year

Fair value measurements

The carrying amounts reported in the balance sheets for accounts receivable and payables, inventory and debt are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and, if applicable, the stated rate of interest is equivalent to rates currently available.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Company utilizes a three-level valuation hierarchy for disclosures of fair value measurements, defined as follows:

Level 1: inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2: inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3: inputs to the valuation methodology are unobservable and significant to the fair value

The Company does not have any assets or liabilities that are required to be measured and recorded at fair value on a recurring basis.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new pronouncements that have been issued that might have a material impact on its financial position or results of operations

Recently adopted accounting pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new pronouncements that have been issued that might have a material impact on its financial position or results of operations.